Inventories (Tables)	12 Months Ended
Sep. 30, 2025
Inventories
Schedule of Inventory
	As of	As of
	September 30,	September 30,
	2025	2024
Raw materials	$3,640,861	$3,635,548
Less: allowance for inventory	-	(306,204)
Total	$3,640,861	$3,329,344
	For the	For the
	year ended	year ended
	September 30,	September 30,
	2025	2024
Balance as of beginning of year	$306,204	$188,856
Addition	-	107,008
Reversal	(297,929)	-
Translation adjustments	(8,275)	10,340
Balance as of end of year	-	$306,204